Summary of significant accounting policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies (Details) [Line Items]
Capitalized costs recognized	¥ 49,244	¥ 59,014	¥ 87,635
Impairment losses	81,605	27,591
Refund regarding	2,000
Branding and marketing expense	83,327	123,308	140,281
Grants receivable	7,969	28,124	5,773
Employee Benefits and Share-Based Compensation	¥ 33,711	¥ 27,054	¥ 62,084
Statutory reserve, percentage	10.00%
Surplus fund, percentage	50.00%
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Ownership, percentage	20.00%
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Ownership, percentage	50.00%
Generally [Member]
Summary of significant accounting policies (Details) [Line Items]
Estimated useful lives	5 years
Software Development [Member]
Summary of significant accounting policies (Details) [Line Items]
Estimated useful lives	10 years
Short-term [Member]
Summary of significant accounting policies (Details) [Line Items]
Revenue recognition description	the Group offers refunds of the amount related to the course fee of the undelivered course hours after deducting 30% of it or certain amount of teaching service fee for each completed course level to customers who withdraw from a course, provided attended course hours are less than or equal to 30% of total hours in the courses at the time of withdrawal. No refund will be provided for customers attending more than 30% of total hours in the underlying courses.